Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000000793 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000793 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000000793 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000000793 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000000793 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000793 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000793 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000000793 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000000793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000793 [Member] | Unfunded Floating Rate Loan Interests Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000000793 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000000793 [Member] | Equity Securities Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000793 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000793 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000793 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000793 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000793 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000000793 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000000793 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000793 [Member] | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000793 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000792 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000792 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000000792 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000000792 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000000792 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000792 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000000792 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000000792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000792 [Member] | Unfunded Floating Rate Loan Interests Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000000792 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000000792 [Member] | Equity Securities Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000792 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000792 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000792 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000792 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000792 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000000792 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000000792 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000792 [Member] | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000792 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000790 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000790 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000000790 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000000790 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000000790 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000790 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000000790 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000000790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000790 [Member] | Unfunded Floating Rate Loan Interests Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000000790 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000000790 [Member] | Equity Securities Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000790 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000790 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000790 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000000790 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000790 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000000790 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000000790 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000790 [Member] | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000790 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%

[1]	Amount represents less than .1%.
[2]	Amount represents less than .1%.
[3]	Amount represents less than .1%.